COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Income from insurance activities (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Accrued premiums	$ 2,188,006	$ 2,263,710	$ 2,438,417
Accrued losses	(346,018)	(510,785)	(623,792)
Production expenses	(448,632)	(447,403)	(430,916)
Total	$ 1,393,356	$ 1,305,522	$ 1,383,709